Note 5 - Note Payable (Details) - Summary of Note Payable - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Summary of Note Payable [Abstract]
2015 (remaining 3 months)	$ 234
2016	1,894
2017	2,124	$ 1,045
2018	1,161	337
2019	33
Total payments	5,446	2,770
Less: Amount representing interest	(446)	(270)
Present value of obligations	5,000	2,500
Less: Notes payable, current portion	$ 5,000	2,500	[1]	$ 1,463
Note payable, noncurrent portion		$ 0

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.